REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of redeemable non-controlling interest
RMB
Balance at January 1, 2017	—
Addition	228,230

Balance at December 31, 2017	228,230